Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Summary of Significant Accounting Policies

(2) Summary of Significant Accounting Policies

Basis of Presentation

The accompanying interim condensed consolidated financial statements are unaudited. These unaudited financial statements have been prepared in accordance with the rules and regulations of the United States Securities and Exchange Commission (“SEC”) for interim financial information. Accordingly, they do not include all of the information and footnotes required by United States generally accepted accounting principles (“GAAP”) for complete financial statements. These unaudited interim consolidated financial statements should be read in conjunction with the audited consolidated financial statements and the accompanying notes for the year ended December 31, 2012 contained in the Company’s prospectus filed with the SEC on March 20, 2013 pursuant to Rule 424(b)(4) under the Securities Act of 1933, as amended. The unaudited interim condensed consolidated financial statements have been prepared on the same basis as the annual consolidated financial statements and, in the opinion of management, reflect all adjustments (consisting of normal recurring adjustments) necessary to state fairly the Company’s financial position as of June 30, 2013 and the results of operations and comprehensive loss for the three and six months ended June 30, 2013 and 2012 and cash flows for the six months ended June 30, 2013 and 2012. Interim operating results for the three and six months ended June 30, 2013 are not necessarily indicative of the results that may be expected for future interim periods or for the fiscal year ending December 31, 2013.

The December 31, 2012 condensed consolidated balance sheet included herein was derived from audited consolidated financial statements, but does not include all disclosures including notes required by GAAP for complete financial statements.

Segment Information

Operating segments are defined as components of an enterprise about which separate discrete information is available for evaluation by the chief operating decision maker, or decision-making group, in deciding how to allocate resources and in assessing performance. The Company views its operations and manages its business in one operating segment, which is the business of developing and commercializing its proprietary chemistry technology to create novel antibiotics for serious and life-threatening multi-drug resistant infections.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, expenses other comprehensive income and related disclosures. On an ongoing basis, the Company’s management evaluates its estimates, including estimates related to clinical trial accruals, stock-based compensation expense and reported amounts of contract and grant revenues and expenses during the reported period. The Company bases its estimates on historical experience and other market-specific or other relevant assumptions that it believes to be reasonable under the circumstances. Actual results may differ from those estimates or assumptions.

Concentrations of Credit Risk and Off-Balance Sheet Risk

Financial instruments that potentially subject the Company to concentrations of credit risk are primarily cash, cash equivalents and restricted cash. The Company maintains its cash and cash equivalent balances in the form of money market accounts with financial institutions that management believes are creditworthy. The Company’s investment policy includes guidelines on the quality of the institutions and financial instruments and defines allowable investments that the Company believes minimizes the exposure to concentration of credit risk. The Company has no financial instruments with off-balance-sheet risk of loss.

Principles of Consolidation

The condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiary, Tetraphase Securities Corporation, a Massachusetts Securities Corporation. All significant intercompany balances and transactions have been eliminated in consolidation.

Cash and Cash Equivalents

The Company considers all highly liquid investments with maturities of three months or less from the date of purchase to be cash equivalents. Cash and cash equivalents at June 30, 2013 and December 31, 2012 consisted of cash and money market funds.

Fair Value Measurements

The Company’s financial instruments consist principally of cash and cash equivalents, accounts receivable, accounts payable, accrued liabilities, term loan and liabilities related to warrants to purchase preferred stock. Fair value measurements are classified and disclosed in one of the following three categories:

Level 1	—	Quoted prices in active markets for identical assets or liabilities.
Level 2	—	Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
Level 3	—	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Financial instruments measured at fair value as of June 30, 2013 and December 31, 2012 are classified below based on the three fair value hierarchy tiers described above (in thousands):

		Fair Value Measurements at Reporting Date Using
	Balance	Level 1	Level 2	Level 3
June 30, 2013
Cash	$5,216	$5,216	$—	$—
Money market funds, included in cash equivalents	$72,000	$72,000	$—	$—

December 31, 2012
Cash	$5,854	$5,854	$—	$—
Money market funds, included in cash equivalents	$3,225	$3,225	$—	$—
Preferred stock warrant liability (Note 5)	$(610)	$—	$—	$(610)

The Company measures cash equivalents at fair value on a recurring basis. The fair value of cash equivalents is determined based on “Level 1” inputs, which consist of quoted prices in active markets for identical assets. The fair value of the Company’s term loan payable is determined using current applicable rates for similar instruments as of the balance sheet date. The carrying value of the Company’s term loan payable approximates fair value because the Company’s interest rate yield is near current market rates. The Company’s term loan payable is a Level 3 liability within the fair value hierarchy.

The fair value of the preferred stock warrant liability as of December 31, 2012 and March 25, 2013 was determined based on “Level 3” inputs utilizing the Black-Scholes option pricing model (Note 5). On March 25, 2013, upon completion of the IPO, the warrants to purchase preferred stock converted into warrants to purchase common stock and the Company reclassified the fair value of the warrants as of March 25, 2013 to additional paid-in capital. The following table presents activity in the preferred stock warrant liability during the six months ended June 30, 2013.

Balance
Fair value at December 31, 2012	$610
Value of warrants issued in 2013	115
Decrease in fair value recognized in net loss	(263)
Reclassification of fair value to additional paid-in capital	(462)

Fair value at June 30, 2013	$—

Accounts Receivable

Accounts receivable at June 30, 2013 and December 31, 2012 represent amounts due from CUBRC under the Company’s subcontracts under the NIAID Contract and the BARDA Contract and under the Company’s subaward under the NIAID Grant. The Company’s practice is to bill the prime contractor amounts for which the Company has been invoiced by third parties in the case of contract research or subcontractor costs or for internal costs incurred. Expenses directly associated with the Company’s NIAID and BARDA Contracts and NIAID Grant that have been accrued at the end of the reporting period are not billed to the prime contractor until third party invoices have been received or until internal costs have been paid. Unbilled accounts receivable was approximately $1.7 million and $1.1 million at June 30, 2013 and December 31, 2012, respectively.

Property and Equipment, Net

Property and equipment are stated at cost, less accumulated depreciation and amortization. Depreciation and amortization are provided using the straight-line method over the estimated useful lives of the respective assets, generally three to five years. Leasehold improvements are amortized over the shorter of the lease term or the estimated useful economic lives of the related assets.

Restricted Cash

At each of June 30, 2013 and December 31, 2012, the Company had $161,000 in restricted cash deposits with a bank of which $121,000 is collateral for a letter of credit issued to the landlord of the Company’s leased facility. Should the Company default on its rental obligations, $121,000 will be payable to the lessor of the leased facility. In addition, the Company has $40,000 in restricted cash to secure the Company’s corporate credit card issued through the same bank.

Revenue Recognition

The Company’s revenue is derived from its subcontracts with CUBRC under the BARDA Contract and the NIAID Contract and its subaward under the NIAID Grant (Note 3). The Company recognizes revenue under these best-efforts, cost-reimbursable and cost-plus-fixed-fee subcontracts and subaward as the Company performs services under the subcontracts and subaward so long as a subcontract and subaward has been executed and the fees for these services are fixed or determinable, legally billable and reasonably assured of collection. Recognized amounts reflect the Company’s partial performance under the subcontracts and subaward and equal direct and indirect costs incurred plus fixed fees, where applicable. The Company does not recognize revenue under these arrangements for amounts related to contract periods where funding is not yet committed as amounts above committed funding thresholds would not be considered fixed or determinable or reasonably assured of collection. Revenues and expenses under these arrangements are presented gross on the statements of operations and comprehensive loss as the Company has determined it is the primary obligor under these arrangements relative to the research and development services it performs as lead technical expert.

Revenue under the Company’s subcontract with respect to the BARDA Contract is earned under a cost-reimbursable contract in which the Company is reimbursed for direct costs incurred plus allowable indirect costs. Billings under the Company’s subcontract under the BARDA Contract are based on approved provisional indirect billing rates, which permit recovery of fringe benefits and allowable general and administrative expenses. For the three months ended June 30, 2013 and 2012, the Company recognized revenue of $3.1 million and $0.9 million, respectively, from the Company’s subcontract under the BARDA Contract. For the six months ended June 30, 2013 and 2012, and the period from July 7, 2006 (inception) to June 30, 2013, the Company recognized revenue of $5.0 million, $1.0 million and $9.8 million, respectively, from the Company’s subcontract under the BARDA Contract.

Revenue under the Company’s subcontract with respect to the NIAID Contract is earned under a cost-plus-fixed-fee contract in which the Company is reimbursed for direct costs incurred plus allowable indirect costs and a fixed-fee earned. Billings under the Company’s subcontract under the NIAID Contract are based on approved provisional indirect billing rates, which permit recovery of fringe benefits, allowable overhead and general and administrative expenses and a fixed fee. For the three months ended June 30, 2013 and 2012, the Company recognized revenue of $0.5 million and $0.4 million, respectively, from the Company’s subcontract under the NIAID Contract. For the six months ended June 30, 2013 and 2012 and the period from July 7, 2006 (inception) to June 30, 2013, the Company recognized revenue of $1.2 million, $0.7 million and $3.9 million, respectively, from the Company’s subcontract under the NIAID Contract.

Revenue under the Company’s subaward with respect to the NIAID Grant is earned under a cost-reimbursable contract in which the Company is reimbursed for direct costs incurred plus allowable indirect costs. Billings under the Company’s subaward under the NIAID Grant are based on approved provisional indirect billing rates, which permit recovery of fringe benefits and allowable general and administrative expenses. During the three months ended June 30, 2013 and 2012, the Company recognized revenue of $78,000 and $43,000, respectively, from the Company’s subaward under the NIAID Grant. During the six months ended June 30, 2013 and 2012 and the period from July 7, 2006 (inception) to June 30, 2013, the Company recognized revenue of $231,000, $98,000 and $506,000, respectively, from the Company’s subaward under the NIAID Grant.

Organizational Costs

All organizational costs are expensed as incurred.

Research and Development Expenses

Research and development costs are charged to expense as incurred and include, but are not limited to:

•	employee-related expenses, including salaries, benefits, travel and stock-based compensation expense;

•	expenses incurred under agreements with contract research organizations, contract manufacturing organizations and consultants that conduct clinical trials and preclinical studies;

•	payments made under the Company’s license agreement with Harvard University;

•	the cost of acquiring, developing and manufacturing clinical trial materials;

•	facility, depreciation and other expenses, which include direct and allocated expenses for rent and maintenance of facilities, insurance and other supplies; and

•	costs associated with preclinical activities and regulatory operations.

Costs for certain development activities, such as clinical trials, are recognized based on an evaluation of the progress to completion of specific tasks using data such as patient enrollment, clinical site activations, or information provided to the Company by its vendors on their actual costs incurred. Payments for these activities are based on the terms of the individual arrangements, which may differ from the pattern of costs incurred, and are reflected in the financial statements as prepaid or accrued research and development.

Comprehensive Loss

Comprehensive loss consists of net income or loss and changes in equity during a period from transactions and other events and circumstances generated from non-owner sources. The Company’s net loss equals comprehensive loss for all periods presented.

Income Taxes

The Company uses the liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and the tax reporting basis of assets and liabilities and are measured using the enacted tax rates and laws that are expected to be in effect when the differences are expected to reverse. The Company provides a valuation allowance against net deferred tax assets unless, based upon the available evidence, it is more likely than not that the deferred tax assets will be realized. The Company has evaluated available evidence and concluded that the Company may not realize the benefit of its deferred tax assets; therefore a valuation allowance has been established for the full amount of the deferred tax assets. The Company’s practice is to recognize interest and/or penalties related to income tax matters in income tax expense.

Stock-Based Compensation Expense

Stock-based compensation is recognized as expense for all stock-based awards based on estimated fair values. The Company determines equity-based compensation at the grant date using the Black-Scholes option pricing model. The value of the award that is ultimately expected to vest is recognized as expense on a straight-line basis over the requisite service period using the estimated fair market value of the stock. Any changes to the estimated forfeiture rates are accounted for prospectively.

Recent Accounting Pronouncements

In February 2013, the Financial Accounting Standards Board (FASB) issued FASB Accounting Standards Update (ASU) No. 2013-02, Comprehensive Income (Topic 220) — Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income (“ASU 2013-02”). ASU 2013-02 requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the financial statements or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income, but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For amounts that are not required to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures that provide additional details about those amounts. ASU 2013-02 is effective prospectively for reporting periods beginning after December 15, 2012. The adoption of this ASU did not have an impact on the Company’s condensed consolidated financial statements.

Subsequent Events

The Company considers events or transactions that occur after the balance sheet date but prior to the issuance of the financial statements to provide additional evidence relative to certain estimates or to identify matters that require additional disclosure.

Net Loss per Common Share

Basic net loss per share is calculated by dividing the net loss applicable to common stockholders by the weighted average number of shares of Common Stock outstanding for the period, without consideration for common stock equivalents. Diluted net loss per share is computed by dividing the net loss applicable to common stockholders by the weighted average number of common share equivalents outstanding for the period determined using the treasury-stock method. For purposes of this calculation, preferred stock, stock options and warrants are considered to be common stock equivalents and are only included in the calculation of diluted net loss per share when their effect is dilutive.

Effective as of the completion of the IPO, all of the Company’s preferred stock was converted to common stock at a 1-for-29 ratio as a result of the Reverse Split. For purposes of calculating net loss per common share for the three and six months ended June 30, 2013 and the period from July 7, 2006 (inception) to June 30, 2013, the preferred stock that converted to common stock was included in the net loss per common share calculation on a post-conversion basis as of March 25, 2013, the effective date of conversion, and the corresponding converted shares were included on a pro-rata basis for each applicable reporting period. As a result, the weighted-average common shares outstanding during the three and six months ended June 30, 2013 and the period from July 7, 2006 (inception) to June 30, 2013, was 20.6 million, 11.3 million and 1.0 million, respectively, as compared to 20.7 million shares outstanding as of June 30, 2013.

The amounts in the table below were excluded from the calculation of diluted weighted-average shares outstanding, prior to the use of the treasury stock method, due to their anti-dilutive effect:

	June 30,		The Period from July 7, 2006 (inception) to June 30, 2013
	2013	2012
Preferred stock	—	8,828,438	—
Warrants	104,107	54,751	104,107
Outstanding stock options	2,686,892	1,446,491	2,686,892

Note 2. Summary of Significant Accounting Policies

Unaudited Pro Forma Presentation

On January 29, 2013, the Company’s board of directors authorized the Company to file a registration statement with the Securities and Exchange Commission permitting the Company to sell shares of its common stock (the Common Stock) to the public. The unaudited pro forma balance sheet as of December 31, 2012 reflects the conversion of all of the Series A-1 convertible preferred stock (the Series A-1 Preferred Stock), the Series A-2 convertible preferred stock (the Series A-2 Preferred Stock), the Series B convertible preferred stock (the Series B Preferred Stock), and the Series C convertible preferred stock (the Series C Preferred Stock, collectively with the Series A-1 Preferred Stock, Series A-2 Preferred Stock and Series B Preferred Stock, the Preferred Stock) into shares of Common Stock, and the resulting adjustment in the shares issuable upon exercise of outstanding warrants from preferred stock to common stock, occurring upon the closing of the Company’s proposed initial public offering.

Unaudited pro forma net loss per share is computed using the weighted-average number of shares of Common Stock outstanding after giving effect to the pro forma effect of the conversion of all Preferred Stock during the year ended December 31, 2012 into shares of the Company’s Common Stock as if such conversion had occurred at the beginning of the period presented.

Segment Information

Operating segments are defined as components of an enterprise about which separate discrete information is available for evaluation by the chief operating decision maker, or decision-making group, in deciding how to allocate resources and in assessing performance. The Company views its operations and manages its business in one operating segment, which is the business of developing and commercializing its proprietary chemistry technology to create novel antibiotics for serious and life-threatening multi-drug resistant infections.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, expenses other comprehensive income and related disclosures. On an ongoing basis, the Company’s management evaluates its estimates, including estimates related to clinical trial accruals, stock-based compensation expense and reported amounts of contract and grant revenues and expenses during the reported period. The Company bases its estimates on historical experience and other market-specific or other relevant assumptions that it believes to be reasonable under the circumstances. Actual results may differ from those estimates or assumptions. The Company utilizes significant estimates and assumptions in determining the fair value of its Common Stock. The Company utilized various valuation methodologies in accordance with the framework of the 2004 American Institute of Certified Public Accountants Technical Practice Aid, Valuation of Privately-Held Company Equity Securities Issued as Compensation, to estimate the fair value of its Common Stock. Each valuation methodology includes estimates and assumptions that require the Company’s judgment. These estimates and assumptions include a number of objective and subjective factors, including external market conditions affecting the biotechnology industry sector, the prices at which the Company sold shares of Preferred Stock, the superior rights and preferences of securities senior to the Company’s Common Stock at the time and the likelihood of achieving a liquidity event, such as an initial public offering or a sale of the Company. Significant changes to the key assumptions used in the valuations could result in different fair values of Common Stock at each valuation date.

Concentrations of Credit Risk and Off-Balance Sheet Risk

Financial instruments that potentially subject the Company to concentrations of credit risk are primarily cash, cash equivalents and restricted cash. The Company maintains its cash and cash equivalent balances in the form of money market accounts with financial institutions that management believes are creditworthy. The Company’s investment policy includes guidelines on the quality of the institutions and financial instruments and defines allowable investments that the Company believes minimizes the exposure to concentration of credit risk. The Company has no financial instruments with off-balance-sheet risk of loss.

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiary, Tetraphase Securities Corporation, a Massachusetts Securities Corporation. All significant intercompany balances and transactions have been eliminated in consolidation.

Cash and Cash Equivalents

The Company considers all highly liquid investments with maturities of three months or less from the date of purchase to be cash equivalents.

Fair Value Measurements

The Company’s financial instruments consist principally of cash and cash equivalents, accounts receivable, accounts payable, accrued liabilities, the term loan and liabilities related to warrants to purchase Preferred Stock. Fair value measurements are classified and disclosed in one of the following three categories:

Level 1	—	Quoted prices in active markets for identical assets or liabilities.
Level 2	—	Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
Level 3	—	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Financial instruments measured at fair value as of December 31, 2011 and 2012 are classified below based on the three fair value hierarchy tiers described above (in thousands):

		Fair Value Measurements at Reporting Date Using
	Balance	Level 1	Level 2	Level 3
December 31, 2011
Cash	$524	$524	$—	$—
Money Market funds, included in cash equivalents	$21,931	$21,931	$—	$—
Preferred Stock warrant liability	$(306)	$—	$—	$(306)

December 31, 2012
Cash	$5,854	$5,854	$—	$—
Money Market funds, included in cash equivalents	$3,225	$3,225	$—	$—
Preferred Stock warrant liability	$(610)	$—	$—	$(610)

The Company measures cash equivalents at fair value on a recurring basis. The fair value of cash equivalents is determined based on “Level 1” inputs, which consist of quoted prices in active markets for identical assets. The fair value of the Company’s term loan payable is determined using current applicable rates for similar instruments as of the balance sheet date. The carrying value of the Company’s term loan payable approximates fair value because the Company’s interest rate yield is near current market rates. The Company’s term loan payable is a Level 3 liability within the fair value hierarchy. The fair value of the Preferred Stock warrant liability was determined based on “Level 3” inputs and utilizing the Black-Scholes option pricing model (Note 7). The following table presents activity for the Preferred Stock warrant liability measured at fair value using significant unobservable inputs (Level 3) during the years ended December 31, 2011 and 2012.

(in thousands)
Fair value at December 31, 2010	$26
Value of warrants issued in 2011	302
Changes in fair value recognized in earnings	(22)

Fair value at December 31, 2011	$306
Value of warrants issued in 2012	241
Changes in fair value recognized in earnings	63

Fair value at December 31, 2012	$610

Accounts Receivable

Accounts receivable at December 31, 2011 represent amounts due from CUBRC, Inc., (CUBRC) the prime contractor under the NIAID Contract. Accounts receivable at December 31, 2012 represents amounts due from CUBRC under the Company’s subcontracts under the NIAID Contract and the BARDA Contract and under the Company’s subaward under the NIAID Grant. The Company’s practice is to bill the prime contractor amounts for which the Company has been invoiced by third parties in the case of contract research or subcontractor costs or for internal costs incurred. Expenses directly associated with the Company’s NIAID and BARDA Contracts and NIAID Grant that have been accrued at the end of the reporting period are not billed to the prime contractor until third party invoices have been received or until internal costs have been paid. At December 31, 2012, unbilled accounts receivable was approximately $1.1 million.

Property and Equipment, Net

Property and equipment are stated at cost, less accumulated depreciation and amortization. Depreciation and amortization are provided using the straight-line method over the estimated useful lives of the respective assets, generally three to five years. Leasehold improvements are amortized over the shorter of the lease term or the estimated useful economic lives of the related assets.

Restricted Cash

At December 31, 2011 and 2012, the Company had $161,000 in restricted cash deposits with a bank of which $121,000 is collateral for a letter of credit issued to the landlord of the Company’s leased facility (Note 11). Should the Company default on its rental obligations, $121,000 will be payable to the lessor of the leased facility. In addition, the Company has $40,000 in restricted cash to secure the Company’s corporate credit card issued through the same bank.

Revenue Recognition

The Company’s revenue is derived from its subcontracts with CUBRC under the BARDA Contract and the NIAID Contract and its subaward under the NIAID Grant (Note 3). The Company recognizes revenue under these best-efforts, cost-reimbursable and cost-plus-fixed-fee subcontracts and subaward as the Company performs services under the subcontracts and subaward so long as a subcontract and subaward has been executed and the fees for these services are fixed or determinable, legally billable and reasonably assured of collection. Recognized amounts reflect the Company’s partial performance under the subcontracts and subaward and equal direct and indirect costs incurred plus fixed fees, where applicable. The Company does not recognize revenue under these arrangements for amounts related to contract periods where funding is not yet committed as amounts above committed funding thresholds would not be considered fixed or determinable or reasonably assured of collection. Revenues and expenses under these arrangements are presented gross on the statements of operations and comprehensive loss as the Company has determined it is the primary obligor under these arrangements relative to the research and development services it performs as lead technical expert.

Revenue under the Company’s subcontract under the NIAID Contract is earned under a cost-plus-fixed-fee contract in which the Company is reimbursed for direct costs incurred plus allowable indirect costs and a fixed-fee earned. Billings under the Company’s subcontract under the NIAID Contract are based on approved provisional indirect billing rates, which permit recovery of fringe benefits, allowable overhead and general and administrative expenses and a fixed fee. During the years ended December 31, 2011 and 2012 and the period from July 7, 2006 (inception) to December 31, 2012, the Company recognized revenue of $183,000, $2.4 million, and $2.6 million, respectively, from the Company’s subcontract under the NIAID Contract.

Revenue from the Company’s subaward under the NIAID Grant is earned under a cost-reimbursable contract in which the Company is reimbursed for direct costs incurred plus allowable indirect costs. Billings under the Company’s subaward under the NIAID Grant are based on approved provisional indirect billing rates, which permit recovery of fringe benefits and allowable general and administrative expenses. During the years ended December 31, 2011 and 2012 and the period from July 7, 2006 (inception) to December 31, 2012, the Company recognized revenue of $2,000, $273,000, and $275,000, respectively, from the Company’s subaward under the NIAID Grant.

Revenue from the Company’s subcontract under the BARDA Contract is earned under a cost-reimbursable contract in which the Company is reimbursed for direct costs incurred plus allowable indirect costs. Billings under the Company’s subcontract under the BARDA Contract are based on approved provisional indirect billing rates, which permit recovery of fringe benefits and allowable general and administrative expenses. For the year ended December 31, 2012 and the period from July 7, 2006 (inception) to December 31, 2012, the Company recognized revenue of $4.9 million under the Company’s subcontract under the BARDA Contract.

Organizational Costs

All organizational costs are expensed as incurred.

Research and Development Expenses

Research and development costs are charged to expense as incurred and include, but are not limited to:

•	employee-related expenses, including salaries, benefits, travel and stock-based compensation expense;

•	expenses incurred under agreements with contract research organizations, contract manufacturing organizations and consultants that conduct clinical trials and preclinical studies;

•	payments made under the Company’s license agreement with Harvard University;

•	the cost of acquiring, developing and manufacturing clinical trial materials;

•	facility, depreciation and other expenses, which include direct and allocated expenses for rent and maintenance of facilities, insurance and other supplies; and

•	costs associated with preclinical activities and regulatory operations.

Costs for certain development activities, such as clinical trials, are recognized based on an evaluation of the progress to completion of specific tasks using data such as patient enrollment, clinical site activations, or information provided to the Company by its vendors on their actual costs incurred. Payments for these activities are based on the terms of the individual arrangements, which may differ from the pattern of costs incurred, and are reflected in the financial statements as prepaid or accrued research and development.

Comprehensive Loss

Comprehensive loss consists of net income or loss and changes in equity during a period from transactions and other events and circumstances generated from non-owner sources. The Company’s net loss equals comprehensive loss for all periods presented.

Income Taxes

The Company uses the liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and the tax reporting basis of assets and liabilities and are measured using the enacted tax rates and laws that are expected to be in effect when the differences are expected to reverse. The Company provides a valuation allowance against net deferred tax assets unless, based upon the available evidence, it is more likely than not that the deferred tax assets will be realized. The Company has evaluated available evidence and concluded that the Company may not realize the benefit of its deferred tax assets; therefore a valuation allowance has been established for the full amount of the deferred tax assets. The Company’s practice is to recognize interest and/or penalties related to income tax matters in income tax expense.

Stock-Based Compensation Expense

Stock-based compensation is recognized as expense for all stock-based awards based on estimated fair values. The Company determines equity-based compensation at the grant date using the Black-Scholes option pricing model. The value of the award that is ultimately expected to vest is recognized as expense on a straight-line basis over the requisite service period using the estimated fair market value of the stock. Any changes to the estimated forfeiture rates are accounted for prospectively.

Recent Accounting Pronouncements

In June 2011, the FASB issued amended guidance intended to increase the prominence of items reported in other comprehensive income (loss). This amended guidance requires that all non-owner changes in shareholders’ equity be presented either in a single continuous statement of comprehensive income (loss) or in two separate but consecutive statements. The amended guidance became effective on January 1, 2012. The Company has applied this guidance beginning with its financial information for the year ended December 31, 2012. This amended guidance effects presentation, but does not have a material effect on the Company’s consolidated financial statements.

In May 2011, the FASB amended guidance regarding the measurement of the fair value of assets and liabilities to harmonize the fair value measurement guidance under GAAP and under the International Financial Reporting Standards. This amended guidance clarifies the FASB’s intent regarding the application of existing fair value measurement requirements and changes a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The amended guidance became effective on January 1, 2012. The Company adopted this guidance on a prospective basis. The adoption of this amended guidance did not have a material effect on the Company’s consolidated financial statements.

Subsequent Events

The Company considers events or transactions that occur after the balance sheet date but prior to the issuance of the financial statements to provide additional evidence relative to certain estimates or to identify matters that require additional disclosure.

Net Loss per Common Share

Basic net loss per share is calculated by dividing the net loss applicable to common stockholders by the weighted average number of shares of Common Stock outstanding for the period, without consideration for common stock equivalents. Diluted net loss per share is computed by dividing the net loss applicable to common stockholders by the weighted average number of common share equivalents outstanding for the period determined using the treasury-stock method. For purposes of this calculation, preferred stock, stock options and warrants are considered to be common stock equivalents and are only included in the calculation of diluted net loss per share when their effect is dilutive.

The amounts in the table below were excluded from the calculation of diluted weighted-average shares outstanding, prior to the use of the treasury stock method, due to their anti-dilutive effect:

	Year Ended December 31,		The Period from July 7, 2006 (inception) to December 31, 2012
	2011	2012
Preferred stock	8,828,438	8,828,438	8,828,438
Warrants	54,751	88,013	88,013
Outstanding stock options	1,253,167	1,442,810	1,442,810